Leases - Summary of Maturity of Operating Lease Liabilities under Non-Cancelable Operating Leases (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	¥ 50,559
2025	27,589
2026	21,850
2027	12,578
2028	5,920
2029 and thereafter	2,916
Total lease payment	121,412
Less: interest	(8,181)
Present value of operating lease liability	¥ 113,231	¥ 132,583